SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, Impairment of Long-lived Assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of land use right, net	50 years
Impairment of Long-lived Assets
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0